Loans, financing and debentures - Breakdown by currency (Details) - BRL (R$) R$ in Thousands	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about borrowings [line items]
Total borrowings	R$ 88,624,374	R$ 77,172,692	R$ 74,574,591
Brazilian Reais
Disclosure of detailed information about borrowings [line items]
Total borrowings	16,723,109	15,868,019
US Dollars
Disclosure of detailed information about borrowings [line items]
Total borrowings	71,901,265	61,304,673
Total
Disclosure of detailed information about borrowings [line items]
Total borrowings	R$ 88,624,374	R$ 77,172,692